Federated Hermes Global Total Return Bond Fund
(formerly, Federated Global Total Return Bond Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—50.7%
	AUSTRALIAN DOLLAR—2.9%
	Sovereign—1.9%
940,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$754,502$
	State/Provincial—1.0%
520,000	Queensland Treasury Corp., Sr. Unsecd. Note, Series 21, 5.500%, 6/21/2021	399,680
	TOTAL AUSTRALIAN DOLLAR	1,154,182
	BRITISH POUND—4.5%
	Sovereign—4.5%
180,000	United Kingdom, Government of, 3.250%, 1/22/2044	361,236
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	295,124
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	388,696
210,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	321,760
300,000	United Kingdom, Government of, Unsecd. Note, 4.000%, 3/7/2022	425,633
	TOTAL BRITISH POUND	1,792,449
	CANADIAN DOLLAR—2.5%
	Sovereign—2.5%
250,000	Canada, Government of, 5.750%, 6/1/2033	307,105
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	673,949
	TOTAL CANADIAN DOLLAR	981,054
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
121,539	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	22,837
	EURO—26.7%
	Banking—4.8%
930,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	1,130,454
630,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.750%, 8/24/2022	793,661
	TOTAL	1,924,115
	Consumer Products—1.3%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	525,801
	Sovereign—20.6%
910,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	1,168,722
740,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	940,045
80,000	France, Government of, 4.250%, 10/25/2023	110,137
280,000	France, Government of, Bond, 4.500%, 4/25/2041	611,659
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	582,790
400,000	Germany, Government of, 0.250%, 2/15/2027	504,181
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	184,021
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	773,583
650,000	Italy, Government of, 2.150%, 12/15/2021	798,992
450,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	695,812
385,000	Netherlands, Government of, 1.750%, 7/15/2023	490,907
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	661,300

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
500,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	$671,848
	TOTAL	8,193,997
	TOTAL EURO	10,643,913
	JAPANESE YEN—5.3%
	Sovereign—5.3%
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,218,376
76,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	916,360
	TOTAL JAPANESE YEN	2,134,736
	MEXICAN PESO—2.4%
	Sovereign—2.4%
20,900,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	977,234
	POLISH ZLOTY—0.4%
	Sovereign—0.4%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	147,301
	SWEDISH KRONA—0.7%
	Sovereign—0.7%
2,250,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	278,702
	U.S. DOLLAR—5.2%
	Banking—1.4%
$500,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	545,294
	Oil & Gas—1.1%
400,000	Transportadora de Gas Intl, Sr. Unsecd. Note, 144A, 5.550%, 11/1/2028	452,928
	Utilities—2.7%
700,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	763,148
250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	307,838
	TOTAL	1,070,986
	TOTAL U.S. DOLLAR	2,069,208
	TOTAL BONDS (IDENTIFIED COST $18,879,082)	20,201,616
	U.S. TREASURY—9.0%
500,000	United States Treasury Bond, 2.875%, 5/15/2043	648,302
560,000	United States Treasury Bond, 2.875%, 11/15/2046	735,892
800,000	United States Treasury Bond, 4.500%, 2/15/2036	1,207,539
100,000	United States Treasury Note, 0.500%, 3/15/2023	100,902
100,000	United States Treasury Note, 1.500%, 9/30/2024	105,195
650,000	United States Treasury Note, 2.875%, 8/15/2028	766,568
	TOTAL U.S. TREASURY (IDENTIFIED COST $3,076,696)	3,564,398
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
2,000,000	USD CALL/JPY PUT, Bank of New York Mellon, Notional Amount $2,000,000, Exercise Price $108.250, Expiration Date 10/5/2020 (IDENTIFIED COST $5,420)	3,070
	INVESTMENT COMPANIES—39.5%
764,819	Emerging Markets Core Fund	7,732,322
167,183	Federated Hermes Institutional Prime Value Obligations Fund, Class IS, 0.16%[1]	167,267
1,067,136	High Yield Bond Portfolio	6,584,227

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
81,087	Federated Mortgage Core Portfolio	$817,569
50,590	Project and Trade Finance Core Fund	445,187
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,359,122)	15,746,572
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $37,320,320)	39,515,656
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	310,347
	TOTAL NET ASSETS—100%	$39,826,003
The average market value of purchased call options held by the Fund throughout the period was $10,617. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
3JPN 10Y Bond, Long Futures	1	JPY 1,431,242	September 2020	$(577)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,020,570 and $19,285, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written call options held by the Fund throughout the period was $44,994. This is based on amounts held as of each month-end throughout the nine-month period.
At August 31, 2020, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2020[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
OTC Swaps:
Citibank	CDX Index HY Series 34	Buy	5.00%	6/20/2025	3.14%	$930,000	$(53,474)	$(17,614)	$(35,860)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $1,036,500. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/29/2020	Barclays	15,800,000 CNY	$2,227,077	$71,654
9/29/2020	HSBC	1,400,000 CNY	$201,161	$2,524
10/15/2020	HSBC	314,800,000 CLP	$400,235	$4,709
11/5/2020	Bank of America	673,620,000 KRW	$563,364	$3,813
11/5/2020	Barclays	$2,100,000	1,930,845 CHF	$(40,128)
11/5/2020	BNP Paribas	2,142,000,000 IDR	$144,805	$1,359
11/5/2020	BNY Mellon	850,000 EUR	104,867,220 JPY	$24,871
11/5/2020	BNY Mellon	1,300,000 EUR	1,397,031 CHF	$5,146
11/5/2020	Citibank	1,700,000 EUR	18,324,387 NOK	$(66,735)
11/5/2020	Citibank	3,400,000 EUR	424,073,364 JPY	$55,974
11/5/2020	Credit Agricole	4,670,000 THB	$148,132	$1,886
11/5/2020	HSBC	$400,000	1,486,069 PLN	$(3,652)
11/5/2020	JPMorgan	2,800,000 AUD	$2,040,622	$24,911
11/5/2020	JPMorgan	650,000 EUR	1,069,774 AUD	$(12,362)
11/5/2020	JPMorgan	50,000 GBP	$64,451	$2,411
11/5/2020	Morgan Stanley	$1,000,000	3,734,956 PLN	$(14,503)
11/5/2020	State Street	318,500,000 CLP	$400,604	$9,205
11/5/2020	State Street	700,000 EUR	1,102,779 CAD	$(9,044)
11/5/2020	State Street	850,000 EUR	104,991,567 JPY	$23,696
11/5/2020	State Street	2,000,000 EUR	$2,362,765	$27,390
11/5/2020	State Street	1,500,000 GBP	2,587,024 CAD	$22,159
11/5/2020	State Street	$1,000,000	3,767,680 PLN	$(23,392)
Contracts Sold:
10/15/2020	HSBC	314,800,000 CLP	$406,665	$1,722
11/5/2020	Bank of America	318,500,000 CLP	$403,778	$(6,031)
11/5/2020	BNP Paribas	2,000,000 EUR	$2,357,664	$(32,491)
11/5/2020	BNY Mellon	650,000 EUR	699,557 CHF	$(1,419)
11/5/2020	Citibank	1,700,000 EUR	210,483,664 JPY	$(42,662)
11/5/2020	Citibank	800,000 EUR	$940,972	$(15,090)
11/5/2020	Citibank	700,000 EUR	1,108,461 CAD	$13,400
11/5/2020	Citibank	750,000 GBP	1,300,372 CAD	$(5,819)
11/5/2020	HSBC	800,000 AUD	$571,744	$(18,408)
11/5/2020	JPMorgan	1,400,000 AUD	$1,004,618	$(28,149)
11/5/2020	JPMorgan	1,400,000 AUD	$1,010,244	$(22,522)
11/5/2020	JPMorgan	1,000,000 EUR	1,559,502 CAD	$729
11/5/2020	JPMorgan	650,000 EUR	1,066,232 AUD	$9,749
11/5/2020	JPMorgan	$1,500,000	1,361,172 CHF	$8,709
11/5/2020	Morgan Stanley	$3,280,000	344,518,834 JPY	$(24,463)
11/5/2020	Morgan Stanley	$800,000	84,622,144 JPY	$(362)
11/5/2020	Morgan Stanley	$400,000	1,500,129 PLN	$7,471
11/5/2020	State Street	3,400,000 EUR	422,005,722 JPY	$(75,513)
11/5/2020	State Street	1,700,000 EUR	17,974,689 NOK	$26,691
11/5/2020	State Street	750,000 GBP	1,298,478 CAD	$(7,272)
11/5/2020	State Street	$2,000,000	7,449,498 PLN	$23,461
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(76,377)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $662,570 and $624,772, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts, and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Federated Mortgage Core Portfolio	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 11/30/2019	—	$541,031	$4,554,327	$942,664	—	$6,038,022
Purchases at Cost	24,480,764	13,903	16,460,698	1,223,031	6,262,980	48,441,376
Proceeds from Sales	(24,314,881)	(100,000)	(13,200,000)	(1,380,000)	—	(38,994,881)
Change in Unrealized Appreciation/Depreciation	$(10)	$(470)	$130,248	$10,934	$321,247	$461,949
Net Realized Gain/(Loss)	$1,394	$(9,277)	$(212,951)	$20,940	$—	$(199,894)
Value as of 8/31/2020	$167,267	$445,187	$7,732,322	$817,569	$6,584,227	$15,746,572
Shares Held as of 8/31/2020	167,183	50,590	764,819	81,087	1,067,136	2,130,815
Dividend Income	$3,206	$14,001	$231,279	$23,053	$92,969	$364,508
1
7-day net yield.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$20,201,616	$—	$20,201,616
U.S. Treasury	—	3,564,398	—	3,564,398
Purchased Call Option	—	3,070	—	3,070
Investment Companies[1]	15,301,385	—	—	15,746,572
TOTAL SECURITIES	$15,301,385	$23,769,084	$—	$39,515,656
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Swap Contracts	—	—	—	—
Foreign Exchange Contracts	—	373,640	—	373,640
Liabilities
Futures Contracts	(577)	—	—	(577)
Swap Contracts	—	(53,474)	—	(53,474)
Foreign Exchange Contracts	—	(450,017)	—	(450,017)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(577)	$(129,851)	$—	$(130,428)
1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $445,187 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
PLN	—Polish Zloty
THB	—Thai Baht
USD	—United States Dollar